Share-based Payment - Summary of Stock Option Plan (Details) - Stock Option Plan - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance	$ 37.41	$ 65.91	$ 65.91	$ 65.76
Weighted average exercise price, Granted			25.41	56.91
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price				51.88
Weighted average exercise price, Forfeited/Cancelled	10.6	4.88	37.41	127.32
Weighted average exercise price, Expired	36.98		89.9
Weighted average exercise price, Options outstanding, Ending balance	36.98	70.38	37.41	65.91
Weighted average exercise price, Options exercisable	$ 56.82	$ 72.38	$ 56.68	$ 67.23
Options outstanding, Beginning balance	306,321	121,208	121,208	229,784
Granted			286,554	57,839
Exercised				(142,193)
Forfeited/Cancelled	(14,286)	(166)	(94,298)	(24,222)
Expired	(1,094)		(7,143)
Options outstanding , Ending balance	290,941	121,042	306,321	121,208
Options exercisable	106,476	67,612	102,883	61,526